CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Non-current assets	R 69,727.7	R 64,067.3	R 34,018.1
Property, plant and equipment	54,558.2	51,444.6	27,240.7
Goodwill	6,889.6	6,396.0	936.0
Equity-accounted investments	3,733.9	2,244.1	2,157.4
Other investments	156.0
Environmental rehabilitation obligation funds	3,998.7	3,492.4	3,100.5
Other receivables	314.4	284.0	355.3
Deferred tax assets	76.9	206.2	228.2
Current assets	15,195.3	12,004.5	7,703.2
Inventories	5,294.8	3,526.5	676.8
Trade and other receivables	6,833.0	6,197.6	5,747.9
Other receivables, current	35.2	35.2	310.6
Tax receivable	483.2	182.8
Cash and cash equivalents	2,549.1	2,062.4	967.9
Total assets	84,923.0	76,071.8	41,721.3
Equity and liabilities
Equity attributable to owners of Sibanye Stillwater	23,788.4	23,978.4	16,451.4
Stated share capital	34,667.0	34,667.0	21,734.6
Other reserves	4,617.2	2,569.0	2,978.8
Accumulated loss	(15,495.8)	(13,257.6)	(8,262.0)
Non-controlling interests	936.0	19.8	17.7
Total equity	24,724.4	23,998.2	16,469.1
Non-current liabilities	45,566.0	43,635.8	18,995.6
Borrowings, non-current	18,316.5	23,992.0	8,221.5
Derivative financial instrument	408.9	1,093.5
Environmental rehabilitation obligation and other provisions	6,294.2	4,678.7	3,982.2
Post-retirement healthcare obligation	5.6	11.3	16.3
Occupational healthcare obligation	1,164.2	1,152.5
Share-based payment obligations, non-current	168.9	422.2	246.5
Other payables	2,529.2	3,760.4	1,613.7
Deferred revenue, noncurrent	6,525.3
Deferred tax liabilities	10,153.2	8,525.2	4,915.4
Total current liabilities	14,632.6	8,437.8	6,256.6
Borrowings, current	6,188.2	1,657.5	752.3
Occupational healthcare obligation, current	109.9	0.8
Share-based payment obligations, current	56.8	12.3	235.2
Trade and other payables	7,856.3	6,690.4	5,180.5
Other payables, current	303.3	41.9
Deferred revenue, current	30.1
Tax and royalties payable	88.0	34.9	88.6
Total equity and liabilities	R 84,923.0	R 76,071.8	R 41,721.3